Consolidated Statements of Stockholders' Equity - USD ($)	Series A convertible preferred stock VELODYNE LIDAR, INC AND SUBSIDIARIES	Series B convertible preferred stock VELODYNE LIDAR, INC AND SUBSIDIARIES	Series B1 convertible preferred stock VELODYNE LIDAR, INC AND SUBSIDIARIES	Common Stock VELODYNE LIDAR, INC AND SUBSIDIARIES	Common Stock	Additional Paid-In Capital VELODYNE LIDAR, INC AND SUBSIDIARIES	Accumulated other comprehensive (loss)/income VELODYNE LIDAR, INC AND SUBSIDIARIES	Accumulated Deficit VELODYNE LIDAR, INC AND SUBSIDIARIES	VELODYNE LIDAR, INC AND SUBSIDIARIES	Total
Balance at Dec. 31, 2016	$ 1,000			$ 3,000		$ 143,291,000	$ (95,000)	$ (47,781,000)	$ 95,419,000
Balance (in shares) at Dec. 31, 2016	8,772,852			34,325,728
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						234,000			234,000
Other comprehensive income, net of tax							65,000		65,000
Net income (loss)								15,761,000	15,761,000
Balance at Dec. 31, 2017	$ 1,000			$ 3,000		143,525,000	(30,000)	(32,020,000)	111,479,000
Balance (in shares) at Dec. 31, 2017	8,772,852			34,325,728
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock at $36.3520 per share						46,817,000			46,817,000
Issuance of convertible preferred stock at $36.3520 per share (in shares )		1,375,440
Repurchase of common stock								(2,659,000)	(2,659,000)
Repurchase of common stock (in shares )				(73,150)
Share-based compensation						207,000			207,000
Other comprehensive income, net of tax							(118,000)		(118,000)
Cumulative effect of changes in accounting policy								189,000	189,000
Net income (loss)								(62,300,000)	(62,300,000)
Balance at Dec. 31, 2018	$ 1,000			$ 3,000		190,549,000	(148,000)	(96,790,000)	93,615,000	$ 5,000,007
Balance (in shares) at Dec. 31, 2018	8,772,852	1,375,440		34,252,578
Balance at Jun. 25, 2018										0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock at $36.3520 per share										232,255,500
Net income (loss)										4,075,806
Balance at Dec. 31, 2018	$ 1,000			$ 3,000		190,549,000	(148,000)	(96,790,000)	93,615,000	5,000,007
Balance (in shares) at Dec. 31, 2018	8,772,852	1,375,440		34,252,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)										(1,774,691)
Balance at Mar. 31, 2019										5,000,002
Balance at Dec. 31, 2018	$ 1,000			$ 3,000		190,549,000	(148,000)	(96,790,000)	93,615,000	5,000,007
Balance (in shares) at Dec. 31, 2018	8,772,852	1,375,440		34,252,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						86,000			86,000
Other comprehensive income, net of tax							(37,000)		(37,000)
Net income (loss)								(11,658,000)	(11,658,000)	(1,419,640)
Balance at Jun. 30, 2019	$ 1,000			$ 3,000		190,635,000	(185,000)	(108,448,000)	82,006,000	5,000,003
Balance (in shares) at Jun. 30, 2019	8,772,852	1,375,440		34,252,578
Balance at Dec. 31, 2018	$ 1,000			$ 3,000		190,549,000	(148,000)	(96,790,000)	93,615,000	5,000,007
Balance (in shares) at Dec. 31, 2018	8,772,852	1,375,440		34,252,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock at $36.3520 per share						49,790,000			49,790,000
Issuance of convertible preferred stock at $36.3520 per share (in shares )			1,375,440		24,376,512
Share-based compensation						135,000			135,000
Other comprehensive income, net of tax							(68,000)		(68,000)
Net income (loss)								(67,226,000)	(67,226,000)	(13,922,930)
Balance at Dec. 31, 2019	$ 1,000			$ 3,000		240,474,000	(216,000)	(164,016,000)	76,246,000	5,000,004
Balance (in shares) at Dec. 31, 2019	8,772,852	1,375,440	1,375,440	34,252,578
Balance at Mar. 31, 2019										5,000,002
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)										355,051
Balance at Jun. 30, 2019	$ 1,000			$ 3,000		190,635,000	(185,000)	(108,448,000)	82,006,000	5,000,003
Balance (in shares) at Jun. 30, 2019	8,772,852	1,375,440		34,252,578
Balance at Dec. 31, 2019	$ 1,000			$ 3,000		240,474,000	(216,000)	(164,016,000)	76,246,000	5,000,004
Balance (in shares) at Dec. 31, 2019	8,772,852	1,375,440	1,375,440	34,252,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)										(2,588,670)
Balance at Mar. 31, 2020										5,778,444
Balance at Dec. 31, 2019	$ 1,000			$ 3,000		240,474,000	(216,000)	(164,016,000)	76,246,000	5,000,004
Balance (in shares) at Dec. 31, 2019	8,772,852	1,375,440	1,375,440	34,252,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock at $36.3520 per share						19,919,000			19,919,000
Issuance of convertible preferred stock at $36.3520 per share (in shares )			550,176		17,549,365
Share-based compensation						156,000			156,000
Other comprehensive income, net of tax							(34,000)		(34,000)
Net income (loss)								(33,112,000)	(33,112,000)	(3,006,513)
Balance at Jun. 30, 2020	$ 1,000			$ 3,000		260,549,000	(250,000)	(197,128,000)	63,175,000	5,000,004
Balance (in shares) at Jun. 30, 2020	8,772,852	1,375,440	1,925,616	34,252,578
Balance at Mar. 31, 2020										5,778,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)										(417,843)
Balance at Jun. 30, 2020	$ 1,000			$ 3,000		$ 260,549,000	$ (250,000)	$ (197,128,000)	$ 63,175,000	$ 5,000,004
Balance (in shares) at Jun. 30, 2020	8,772,852	1,375,440	1,925,616	34,252,578